Nature of the Business	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Nature of the Business [Abstract]
Nature of the Business
Note 2. Nature of the Business

Cryoport, Inc. is a Nevada corporation originally incorporated under the name G.T.5-Limited (“GT5”) on May 25, 1990. In connection with a Share Exchange Agreement, on March 15, 2005 we changed our name to Cryoport, Inc. and acquired all of the issued and outstanding shares of common stock of Cryoport Systems, Inc., a California corporation. Cryoport Systems, Inc., which was originally formed in 1999 as a California limited liability company, and subsequently reorganized into a California corporation on December 11, 2000, remains an operating company under Cryoport, Inc. We became “publicly held” by the reverse merger with GT5 described above. Over time the Company transitioned from being a development company to a fully operational public company in early 2011, providing global cryogenic logistics solutions to the biotechnology and life sciences industries.

Since 2011, we have validated, perfected and expanded the features of the Cryoport Express® logistics solutions and have now managed shipments of the Cryoport Express® Shippers through its CryoportalTM into and out of more than 80 countries with more than 20,000 shipments, handling a vast array of different biological products and specimens.

We provide cryogenic logistics solutions to the life sciences industry through a combination of purpose-built proprietary packaging, information technology and specialized cold chain logistics knowhow. We view our solutions as disruptive to the “older technologies” of dry ice and liquid nitrogen, in that our solutions are comprehensive and combine our competencies in configurations that are customized to our client’s requirements. We provide comprehensive, reliable, economic alternatives to all existing logistics solutions and services utilized for frozen shipping in the life sciences industry (e.g., personalized medicine, stem cells, cell lines, vaccines, diagnostic materials, semen, eggs, embryos, cord blood, bio-pharmaceuticals, infectious substances, and other commodities that require continuous exposure to cryogenic or frozen temperatures). We provide the ability to monitor, record and archive crucial information for each shipment that can be used for scientific and regulatory purposes.

Our Cryoport Express® Solutions include a sophisticated cloud-based logistics operating platform, which is branded as the Cryoportal™. The Cryoportal™ supports the management of the entire shipment and logistics process through a single interface, including initial order input, document preparation, customs clearance, courier management, shipment tracking, issue resolution, and delivery. In addition, it provides unique and incisive information dashboards and validation documentation for every shipment. The Cryoportal™ records and retains a fully documented “chain-of-custody” and, at the client’s option, “chain-of-condition” for every shipment, helping ensure that quality, safety, efficacy, and stability of shipped commodities are maintained throughout the process. This recorded and archived information allows our clients to meet exacting requirements necessary for scientific work and for proof of regulatory compliance during the logistics phase.

The branded packaging for our Cryoport Express® Solutions includes our liquid nitrogen dry vapor shippers, the Cryoport Express® Shippers. The Cryoport Express® Shippers are cost-effective and reusable cryogenic transport containers (our standard shipper is a patented vacuum flask) utilizing an innovative application of “dry vapor” liquid nitrogen (“LN2”) technology. Cryoport Express® Shippers are International Air Transport Association (“IATA”) certified and validated to maintain stable temperatures of minus 150° C and below for a 10-day dynamic shipment period. The Company currently features three Cryoport Express® Shippers: the Standard Dry Shipper (holding up to 75 2.0 ml vials), the High Volume Dry Shipper (holding up to 500 2.0 ml vials) and the recently introduced Cryoport Express® CXVC1 Shipper (holding up to 1,500 2.0 ml vials). In addition, we assist clients with internal secondary packaging as well (e.g., vials, canes, straws, plates, etc.)

Our most used solution is the “turnkey” solution, which can be accessed directly through our cloud-based Cryoportal™ or by contacting Cryoport Client Care for order entry. Once an order is placed and cleared, we ship a fully charged Cryoport Express® Shipper package to the client who conveniently loads its frozen commodity into the inner chamber of the Cryoport Express® Shipper.  The customer then closes the shipper package and reseals the shipping box displaying the next recipient’s address (“Flap A”) for pre-arranged carrier pick up.  Cryoport arranges for the pick-up of the parcel by a shipping service provider, which is designated by the client or chosen by Cryoport, for delivery to the client’s intended recipient.  The recipient simply opens the shipper package and removes the frozen commodity that has been shipped.  The recipient then reseals the package, displaying the nearest Cryoport Operations Center address (“Flap B”), making it ready for pre-arranged carrier pick-up. When the Cryoport Operations Center receives the Cryoport Express® Shipper, it is cleaned, put through quality assurance testing, and returned to inventory for reuse.

In late 2012, we shifted our focus to become a comprehensive cryogenic logistics solutions provider. Recognizing that clients in the life sciences industry have varying requirements, we unbundled our technologies, establishing customer facing solutions and taking a consultative approach to the market. Today, in addition to our standard “Turn-key Solution,” described above, we also provide the following customer facing, value-added solutions to address our various clients’ needs:

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“Customer Staged Solution,” designed for clients making 50 or more shipments per month. Under this solution, we supply an inventory of our Cryoport Express® Shipper packages to our customer, in an uncharged state, enabling our customer (after training/certification) to charge them with liquid nitrogen and use our Cryoportal™ to enter orders with shipping and delivery service providers for the transportation of the package. Once the order is released, our customer services professionals monitor the shipment and the return of the shipper for cleaning, quality assurance testing and reuse.

•
“Customer Managed Solution,” a limited customer implemented solution whereby we supply our Cryoport Express® Shippers packages to clients in a fully charged state, but leaving it to the client to manage the shipping, including the selection of the shipping and delivery service provider and the return of the shipper to us. Under this solution, the customer accepts a significant level of risk for a successful shipment.

•
“powered by CryoportSM,” available to providers of shipping and delivery services who seek to offer a “branded” cryogenic logistics solution as part of their service offerings, with “powered by CryoportSM” appearing prominently on the offering software interface and packaging. This solution can also be private labeled upon meeting certain requirements, such as minimum required shipping volumes.

•
“Integrated Solution,” which is our outsource solution. It is our most comprehensive and complex solution. It involves our management of the entire cryogenic logistics process for our client, including Cryoport employees at the client’s site to manage the client’s cryogenic logistics function in total.

•
“Regenerative Medicine Point-of-Care Repository Solution,” designed for allogeneic therapies. In this model we supply our Cryoport Express® Shipper package to ship and store cryogenically preserved life science products for up to 6 days (or longer periods with supplementary shippers) at a point-of-care site, with the Cryoport Express® Shipper serving as a temporary freezer/repository enabling the efficient and effective distribution of temperature sensitive allogeneic cell-based therapies without the expense, inconvenience, and potential costly failure of an on-sight, cryopreservation device. Our customer service professionals monitor each shipment throughout the predetermined process including the return of the shipper to us. When the Cryoport Operations Center receives the Cryoport Express® Shipper package it is cleaned, put through quality assurance testing, and returned to inventory for reuse.

•
“Personalized Medicine and Cell-based Immunotherapy Solution,” designed for autologous therapies.   In this model, our Cryoport Express® Shipper package serves as an enabling technology for the safe transportation of manufactured autologous cellular-based immunotherapy market by providing a comprehensive logistics solution for the verified chain of custody and condition transport from, (a) the collection of the patient’s cells in a hospital setting, to (b) a central processing facility where they are manufactured into a personalized medicine, to (c) the safe, cryogenically preserved return of these irreplaceable cells to a point-of-care treatment facility.  If required, the Cryoport Express® Shipper can then serve as a temporary freezer/repository to allow the efficient distribution of this personalized medicine to the patient when and where the medical provider needs it most without the expense, inconvenience, and potential costly failure of an on-sight, cryopreservation device. Our customer service professionals monitor each shipment throughout the predetermined process, including the return of the shipper to us. When the Cryoport Operations Center receives the Cryoport Express® Shipper package it is cleaned, put through quality assurance testing, and returned to inventory for reuse.

Agreements

Zoetis. In December 2012, we signed an agreement with Pfizer Inc. relating to Zoetis Inc. (formerly the animal health business unit of Pfizer Inc.) pursuant to which we were engaged to manage frozen shipments of a key poultry vaccine. Under this arrangement, Cryoport provides on-site logistics personnel and its logistics management operating platform, the CryoportalTM, to manage shipments from the Zoetis manufacturing site in the United States to domestic customers as well as various international distribution centers. As part of our logistics management services, Cryoport is constantly analyzing logistics data and processes to further introduce economies and reliability throughout the network, ensuring products arrive at their destinations in specified conditions, on-time and with the optimum utilization of resources. The Company manages Zoetis’ total fleet of dewar flask shippers used for this purpose, including liquid nitrogen shippers. In July 2013, the agreement was amended to expand Cryoport’s scope to manage all logistics of Zoetis’ key frozen poultry vaccine to all Zoetis’ international distribution centers as well as all domestic shipments. In October 2013, the agreement was further amended to further expand Cryoport’s role to include the logistics management for a second poultry vaccine.

FedEx. In January 2013, we entered into a master agreement with Federal Express Corporation (“FedEx”) (the “FedEx Agreement”) renewing these services and providing FedEx with a non-exclusive license and right to use a customized version of our CryoportalTM for the management of shipments made by FedEx customers. The FedEx Agreement became effective on January 1, 2013 and, unless sooner terminated as provided in the FedEx Agreement, expires on December 31, 2015. FedEx has the right to terminate this agreement at any time for convenience upon 180 days’ notice.

Under our FedEx Agreement, we provide frozen shipping logistics services through the combination of our purpose-built proprietary technologies and turnkey management processes. FedEx markets and sells Cryoport’s services for frozen temperature-controlled cold chain transportation as its FedEx® Deep Frozen Shipping Solution on a non-exclusive basis and at its sole expense. During fiscal year 2013, the Company worked closely with FedEx to further align its sales efforts and accelerate penetration within FedEx’s life sciences customer base through improved processes, sales incentives, joint customer calls and more frequent communication at the sales and executive level. In addition, FedEx has developed a FedEx branded version of the CryoportalTM software platform, which is “powered by CryoportSM” for use by FedEx and its customers giving them access to the full capabilities of our cloud-based logistics management software platform.

Liventa Biosciences. In February 2014, we entered into a services agreement with Liventa Bioscience, Inc. (“Liventa”), a privately-held, commercial stage biotechnology company focused on cell-based, advanced biologics in the orthopedic industry. Under this agreement, Liventa will use Cryoport’s Regenerative MedicinePoint-of-Care Repository Solution for the logistics of its cell-based therapies requiring cryogenic temperatures and also provide Cryoport Express® Solutions to other biologics suppliers within the orthopedic arena. The agreement combines Cryoport’s proprietary, purpose-built cold chain logistics solutions for cell-based and advanced biologic tissue forms with Liventa’s distribution capability to orthopedic care providers. The implementation of Cryoport’s Regenerative MedicinePoint-of-Care Repository Solution will eliminate the risks of degradation and also eliminate the need for expensive onsite cryogenic freezers for storage of cell-based orthopedic therapies. This will enable Liventa to confidently serve orthopedic practices, surgical centers, pain clinics, hospitals and, eventually, pharmacies and specialty care providers. The agreement has an initial three-year term and may be renewed for consecutive three-year terms, unless earlier terminated by either party. Liventa also agreed to certain performance criteria and the issuance of 150,000 shares of its common stock to Cryoport in exchange for the exclusive right to offer, market and promote Cryoport Express® Solutions for cellular-based therapies requiring cryogenic temperatures for use in the orthopedic arena in the United States.

DHL. In June 2014, we entered into a master agreement with LifeConEx, a part of DHL Global Forwarding (“DHL”). This relationship with DHL is a further implementation of the Company’s expansion of distribution partnerships under the “powered by CryoportSM” model described above, allowing us to expand our sales and marketing reach through our partners and build awareness of the benefits of our validated cryogenic solution offerings. DHL can now enhance and supplement its cold chain logistics offerings to its life sciences and healthcare customers with Cryoport’s validated cryogenic solutions. DHL added 15 additional certified Life Sciences stations in the second quarter of 2014 bringing the Thermonet network to 60 stations in operation. Over the course of rolling out our new relationship, this expanded network will offer Cryoport’s cryogenic solutions under the DHL brands as “powered by CryoportSM”. In addition, DHL’s customers will be able to have direct access to our cloud-based order entry and tracking portal to order Cryoport Express® Solutions and receive preferred DHL shipping rates and discounts. Our proprietary logistics management operating platform, the CryoportalTM, is integrated with DHL’s tracking and billing systems to provide DHL life sciences and healthcare customers with a seamless way of accessing critical information regarding shipments of biological material worldwide.

UPS. In October 2014, we added United Parcel Services, Inc. (“UPS”) as our third major distributor by entering into an agreement with UPS Oasis Supply Corporation, a part of UPS, whereby UPS will offer our validated and comprehensive cryogenic solutions to its life sciences and healthcare customers on a global basis. This relationship with UPS is a further implementation of the Company’s expansion of distributors under the “powered by CryoportSM” model described above, allowing us to further expand our sales and marketing reach through our partners and build awareness of the benefits of our validated cryogenic solution offerings through UPS.

Over the course of rolling out our new relationship with UPS, UPS customers will have direct access to our cloud-based order entry and tracking portal to order Cryoport Express® Solutions and gain access to UPS’s broad array of domestic and international shipping and logistics solutions at competitive prices. Our proprietary logistics management operating platform, the CryoportalTM, is integrated with UPS’s tracking and billing systems to provide UPS life sciences and healthcare customers with a seamless way of accessing critical information regarding shipments of biological material worldwide.

Cryoport now serves and supports the three largest integrators in the world, responsible for over 85% of worldwide air freight, with its advanced cryogenic logistics solutions for life sciences. We operate with each independently and confidentially in support of their respective market and sales strategies. We maintain our independent partnerships with strict confidentiality guidelines within the Company. These agreements represent a significant validation of our solutions and the way we conduct our business.

In summary, we serve the life sciences industry with cryogenic logistics solutions that are advanced, comprehensive, reliable, validated, and efficient. Our clients include those companies and institutions that have logistics requirements for personalized medicine, immunotherapies, stem cells, cell lines, tissue, vaccines, in-vitro fertilization, cord blood, and other temperature sensitive commodities of life sciences.

Companies or institutions such as therapy developers for personalized medicine, bio-pharmaceuticals, research, contract research organizations, diagnostic laboratories, contract manufacturers, cord blood repositories, vaccine manufacturers, animal husbandry related companies, in-vitro fertilization clinics, and other organizations handling commodities requiring reliable cryogenic logistics solutions are amongst our clients. These companies usually operate within heavily regulated environments and as such, changing vendors and distribution practices typically require a number of steps, which may include the audit of our facilities, review of our procedures, qualifying us as a vendor, and performing test shipments. This process can take three to nine months or longer to complete prior to a potential customer adopting one or more of our Cryoport Express® Solutions.

Going Concern

The unaudited condensed consolidated financial statements have been prepared using the accrual method of accounting in accordance with U.S. GAAP and have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. We have sustained operating losses since our inception and have used substantial amounts of working capital in our operations. At December 31, 2014, we had an accumulated deficit of $93.9 million. During the nine months ended December 31, 2014, we used cash in operations of $2.8 million and had a net loss of $5.1 million.

We expect to continue to incur substantial additional operating losses from costs related to the commercialization of our Cryoport Express® Solutions and do not expect that revenues from operations will be sufficient to satisfy our funding requirements in the near term. We believe that our cash resources at December 31, 2014, additional funds raised subsequent to December 31, 2014 through the secured promissory notes (see Note 10), together with the revenues generated from our services will be sufficient to sustain our planned operations into the fourth quarter of fiscal year 2015; however, we must obtain additional capital to fund operations thereafter and for the achievement of sustained profitable operations. These factors raise substantial doubt about our ability to continue as a going concern. We are currently working on funding alternatives in order to secure sufficient operating capital to allow us to continue to operate as a going concern.

 Future capital requirements will depend upon many factors, including the success of our commercialization efforts and the level of customer adoption of our Cryoport Express® Solutions as well as our ability to establish additional collaborative arrangements. We cannot make any assurances that the sales ramp will lead to achievement of sustained profitable operations or that any additional financing will be completed on a timely basis and on acceptable terms or at all. Management’s inability to successfully achieve significant revenue increases or implement cost reduction strategies or to complete any other financing will adversely impact our ability to continue as a going concern. To address this issue, the Company is seeking additional capitalization to properly fund our efforts to become a self-sustaining financially viable entity.

Note 1. Nature of the Business

Cryoport Inc. (the “Company”, “Cryoport” or “we”) is a Nevada corporation originally incorporated under the name G.T.5-Limited (“GT5”) on May 25, 1990. In connection with a Share Exchange Agreement, on March 15, 2005 we changed our name to Cryoport, Inc. and acquired all of the issued and outstanding shares of common stock of Cryoport Systems, Inc., a California corporation, in exchange for 2,410,811 shares of our common stock (which represented approximately 81% of the total issued and outstanding shares of common stock following the close of the transaction). Cryoport Systems, Inc., which was originally formed in 1999 as a California limited liability company, and subsequently reorganized into a California corporation on December 11, 2000, remains the operating company under Cryoport, Inc. We became “publicly held” by the reverse merger with GT5 described above. Over time we have transitioned from being a development company to a fully operational public company, providing cold chain logistics solutions to the biotechnology and life sciences industries, globally.

Through a combination of purpose-built proprietary packaging, information technologies and specialized logistics knowhow, we provide frozen shipping logistics solutions to the life sciences industry. We view our solutions as disruptive to “older technologies” in that our solutions provide reliable, economic alternatives to existing solutions and services utilized for frozen shipping in life sciences including stem cells, cell lines, vaccines, diagnostic materials, semen, eggs, embryos, cord blood, bio-pharmaceuticals, infectious substances and other items that require continuous exposure to frozen or cryogenic temperatures.

Our Cryoport Express® Solutions includes sophisticated cloud-based logistics management software we have branded as the Cryoportal™ which supports the management of the entire shipment process through a single interface, including initial order input, document preparation, customs clearance, courier management, shipment tracking, issue resolution, and delivery. The Cryoportal™ provides unique and incisive information dashboards and validation documentation for every shipment. The Cryoportal™ records and retains a fully documented “chain-of-custody” and, at the client’s option, “chain-of-condition” for every shipment, helping ensure that quality, safety, efficacy, and stability of shipped commodities are maintained throughout the process. This recorded and archived information allows our customers to meet exacting requirements necessary for scientific work and for regulatory purposes.

Our Cryoport Express® Solutions also includes our liquid nitrogen dry vapor shippers we have branded as our Cryoport Express® Shippers, which are cost-effective and reusable cryogenic transport containers (patented vacuum flasks) utilizing innovative liquid nitrogen (“LN2”) “dry vapor” technology. Cryoport Express® Shippers are International Air Transport Association (“IATA”) certified, and validated to maintain stable temperatures of minus 150° C and below for a 10-plus day dynamic shipment period. The Company currently features two Cryoport Express® Shipper models, the Standard Dry Shipper (holding up to 75-2.0 ml vials) and the High Volume Dry Shipper (holding up to 500-2.0 ml vials).

Amongst our solutions, we offer a “turnkey” solution, which can be accessed through our cloud-based Cryoportal™ or by contacting Cryoport Client Care for order entry. Once the order is placed, we ship a fully charged Cryoport Express® Shipper to the customer who conveniently loads their frozen commodity into the inner chamber of the shipper.  The customer then closes the shipper and reseals the shipping box displaying the recipient’s address (“Flap A”) for pre-arranged carrier pick up.  Cryoport arranges for the pick-up of the parcel by a shipping service provider for delivery to the customer’s intended recipient.  The recipient simply opens the box and shipper and removes the frozen commodity.  The recipient only needs to reseal the box, displaying the nearest Cryoport Operations Center address (“Flap B”) and set it out for pre-arranged carrier pick up. The Cryoport Express® Shipper is returned to us for cleaning, quality assurance testing, recharging and reuse.

In late 2012, we shifted our focus from being a developer of cryogenic shippers and software to being a comprehensive frozen logistics solutions provider to the life sciences industry, which was accomplished by broadening our service offerings. Now, in addition to our “Turn-key Solution”, we also provide the following value-added solutions that were developed to address our various clients’ needs:

⋅
“Customer Staged Solution,” under which we supply an inventory of our Cryoport Express® Shippers to our customer, in an uncharged state, enabling our customer (after training/certification) to charge them with liquid nitrogen and use our Cryoportal™ to enter orders with shipping and delivery service providers for the transportation of the package. Once the order is released, our customer services professionals monitor the shipment and the return of the shipper to us for cleaning, quality assurance testing and reuse.

⋅
“Customer Managed Solution,” a limited customer implemented, solution, whereby we supply our Cryoport Express® Shippers to clients in a fully charged state, but leaving it to the client to manage the shipping, including the selection of the shipping and delivery service provider and the return of the shipper to us. Under this solution, the customer accepts a significant level of the risk for a successful shipment.

⋅
“Powered by CryoportSM” is made available to providers of shipping and delivery services who seek to offer a “branded” cryogenic shipping solution as part of their service offerings. By negotiation, this solution can be private labeled as long as “powered by CryoportSM” appears prominently on the offering software interface and prominently on the packaging, which is provided by the client after minimum volume requirements are met.

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“Integrated Solution” is our most comprehensive and complex outsourcing solution. It usually involves our management of the entire cryogenic logistics process for our client, including the location of our employees at the client’s site to manage the client’s cryogenic logistics, in total.

⋅
“Life Science Point-of-Care Repository Solution” whereby we supply our Cryoport Express® Shippers to ship and store cryogenically preserved life science products for up to 6 days (or longer periods with substitute Shippers) at a point-of-care site, with the Cryoport Express® Shippers serving as a temporary freezer/repository enabling the efficient distribution of temperature sensitive allogeneic cell-based therapies without the expense, inconvenience, and potential costly failure of an on-sight, cryopreservation apparatus. Our customer services professionals monitor each shipment throughout the predetermined process including the shipment’s return to Cryoport where the Cryoport Express® Shipper is cleaned, tested for quality assurance and then returned to inventory for reuse.

⋅
“Personalized Medicine and Cell-based Immunotherapy Solution” whereby our Cryoport Express® Solutions serves as an enabling technology for the safe manufacture of the rapidly expanding autologous cellular-based immunotherapy market by providing a comprehensive logistics solution for the verified chain of custody and condition transport from, (a) the collection of the patient’s cells in a hospital setting, to (b) a central processing facility where they are manufactured into a personalized medicine, to (c) the safe, cryogenically preserved return of these irreplaceable cells to a point-of-care treatment facility.  The Cryoport Express® Shippers can then serve as a temporary freezer/repository to allow the efficient distribution of this personalized medicine to patients when and where they need it most without the expense, inconvenience, and potential costly failure of an on-sight, cryopreservation apparatus. Our customer services professionals monitor each shipment throughout the predetermined process including the shipment’s return to Cryoport where the Cryoport Express® Shipper is cleaned, tested for quality assurance and then returned to inventory for reuse.

One of our distribution partners is Federal Express Corporation (“FedEx”). We have an agreement with FedEx to provide frozen shipping logistics services through the combination of our purpose-built proprietary technologies and turnkey management processes. FedEx markets and sells Cryoport’s services for frozen temperature-controlled cold chain transportation as its FedEx® Deep Frozen Shipping Solution on a non-exclusive basis and at its sole expense. During fiscal year 2013, the Company worked closely with FedEx to further align its sales efforts and accelerate penetration within FedEx’s life sciences customer base through improved processes, sales incentives, joint customer calls and more frequent communication at the sales and executive level. In addition, FedEx has developed a FedEx branded version of the CryoportalTM software platform, which is “powered by Cryoport” for use by FedEx and its customers giving them access to the full capabilities of our logistics management platform.

In January 2013, we entered into a master agreement (“FedEx Agreement”) with FedEx renewing these services and providing FedEx with a non-exclusive license and right to use a customized version of our CryoportalTM for the management of shipments made by FedEx customers. The FedEx Agreement became effective on January 1, 2013 and, unless sooner terminated as provided in the FedEx Agreement, expires on December 31, 2015.

In June 2014, we added DHL as our second distribution partner by entering into an agreement with LifeConEx, a part of DHL Global Forwarding (“DHL”), whereby DHL can offer our validated and comprehensive cryogenic solutions to its life sciences and healthcare customers on a global basis. This relationship with DHL is a further implementation of the Company’s expansion of distribution partnerships under the “powered by CryoportSM” model described above, allowing us to expand our sales and marketing reach through our partners and build awareness of the benefits our validated cryogenic solution offerings. DHL has announced that it will add 15 more certified Life Sciences stations in the second quarter of 2014 to its existing Thermonet network of 45 stations already in operation. This expanded network will now be able to offer Cryoport’s cryogenic solutions under the DHL brands.  In addition, DHL’s customer will continue to be able to have direct access to our cloud-based order entry and tracking portal to order Cryoport Express® solutions and receive preferred DHL shipping rates and discounts. Our proprietary logistics management platform, the CryoportalTM, is integrated to DHL’s tracking and billing systems to provide DHL life sciences and healthcare customers with a seamless way of shipping their critical biological material worldwide.

In December 2012, we signed an agreement with Pfizer Inc. relating to Zoetis Inc. (formerly the animal health business unit of Pfizer Inc.) pursuant to which we were engaged to manage frozen shipments of a key poultry vaccine. Under this arrangement, the Company is providing on-site logistics personnel and its logistics management platform, the CryoportalTM, to manage shipments from the Zoetis manufacturing site in the United States to domestic customers as well as various international distribution centers. As part of our logistics management services, Cryoport is constantly analyzing shipping data and processes to further streamline Zoetis’ logistics, ensuring products arrive at their destinations in specified conditions, on-time and with the optimum uses of resources. The Company manages Zoetis’ total fleet of dewar flask shippers used for this purpose, including liquid nitrogen shippers. In July 2013 the agreement was amended to expand Cryoport’s scope to manage all logistics of Zoetis’ key frozen poultry vaccine to all Zoetis’ international distribution centers as well as all domestic shipments of this vaccine. In October 2013, the agreement was further amended to further expand Cryoport’s services to include the logistics management for a second poultry vaccine.

In February 2014, we entered into a services agreement with Liventa Bioscience, Inc. (“Liventa”), a privately-held, commercial stage biotechnology company focused on cell-based, advanced biologics in the orthopedic industry. Under this agreement, Liventa will be using Cryoport Express® Solutions for the logistics of its cell-based therapies requiring cryogenic temperatures and also provide Cryoport Express® Solutions to other biologics suppliers within the orthopedic arena. The agreement combines Cryoport’s proprietary, purpose-built cold chain logistics solutions for cell-based and advanced biologic tissue forms with Liventa’s distribution capability to orthopedic care providers. The implementation of Cryoport’s solution will eliminate dry ice shipping and related risks of degradation and also eliminate the need for expensive onsite cryogenic freezers for storage of cell-based orthopedic therapies. This will enable Liventa to better serve small or mobile clinics, pharmacies, family practice, and orthopedic specialty care providers. Surgical centers and hospitals will also benefit from better logistics and the elimination of issues surrounding dry ice transport and storage. The agreement has an initial three-year term and may be renewed for consecutive three-year terms. Liventa also agreed to certain performance criteria and the issuance of 150,000 shares of its common stock to Cryoport in exchange for the exclusive right to offer, market and promote Cryoport Express® Solutions for cellular-based therapies requiring cryogenic temperatures for use in orthopedic indications in the United States.

We offer our solutions to companies in the life sciences industry and specific verticals including manufacturers of stem cells and cell lines, diagnostic laboratories, bio-pharmaceuticals, contract research organizations, in-vitro fertilization, cord blood, vaccines, tissue, animal husbandry, and other producers of commodities requiring reliable frozen solutions for logistics problems. These companies operate within heavily regulated environments and as such, changing vendors and distribution practices typically require a number of steps which may include the audit of our facilities, review of our procedures, qualifying us as a vendor, and performing test shipments. This process can take up to nine months or longer to complete prior to a potential customer adopting one or more of our Cryoport Express® Solutions.

Going Concern

The consolidated financial statements have been prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. We have sustained operating losses since our inception and have used substantial amounts of working capital in our operations. Further, at March 31, 2014, we had an accumulated deficit of $85.9 million. During the year ended March 31, 2014, we used cash in operations of $4.4 million and had a net loss of $19.6 million, which included a one-time, non-cash debt conversion expense of $13.7 million.

We expect to continue to incur substantial additional operating losses from costs related to the commercialization of our Cryoport Express® Solutions and do not expect that revenues from operations will be sufficient to satisfy our funding requirements in the near term. We believe that our cash resources at March 31, 2014, additional funds raised subsequent to March 31, 2014 through the current preferred stock offering (see Note 15), together with the revenues generated from our services will be sufficient to sustain our planned operations into the second quarter of fiscal year 2015; however, we must obtain additional capital to fund operations thereafter and for the achievement of sustained profitable operations. These factors raise substantial doubt about our ability to continue as a going concern. We are currently working on funding alternatives in order to secure sufficient operating capital to allow us to continue to operate as a going concern.

Future capital requirements will depend upon many factors, including the success of our commercialization efforts and the level of customer adoption of our Cryoport Express® Solutions as well as our ability to establish additional collaborative arrangements. We cannot make any assurances that the sales ramp will lead to achievement of sustained profitable operations or that any additional financing will be completed on a timely basis and on acceptable terms or at all. Management’s inability to successfully achieve significant revenue increases or implement cost reduction strategies or to complete any other financing will adversely impact our ability to continue as a going concern. To address this issue, the Company is seeking additional capitalization to properly fund our efforts to become a self-sustaining financially viable entity.